1. SUMMARY OF ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended	18 Months Ended	26 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2012
Summary Of Accounting Policies Details Narrative
Working Capital	$ (2,388,385)			$ (2,388,385)				$ (2,388,385)
Common stock equivalents excluded from the loss per share	14,788,360	1,203,202		14,788,360	1,203,202
Stock-based compensation expense	456,880	93,108		937,629	55,351			1,511,088
Research And Development Expense	$ 90,880	$ 109,976	$ 73,559	$ 138,152	$ 353,376	$ 362,850	$ 436,409	$ 574,561